AIM ETF Products Trust
(the “Trust”)

AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF

AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF
AllianzIM U.S. Large Cap Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement, dated October 8, 2024
to each Fund’s Current Prospectus

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

The information under the section entitled “Net Asset Value” in each Fund’s prospectus is replaced with the following:

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.

The Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund's NAV will be subject to the judgment of the Adviser. The Adviser's fair valuation process is subject to the oversight of the Board.

FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

AIM ETF Products Trust
(the “Trust”)

AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF

AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF
AllianzIM U.S. Large Cap Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement, dated October 8, 2024
to each Fund’s Current Statement of Additional Information (“SAI”)

This supplement updates certain information contained in each Fund’s SAI and should be attached to the SAI and retained for future reference.

The information under the section entitled “Determining Offering Price and Net Asset Value” of each SAI is replaced with the following:

A Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. NAV is calculated for a Fund by taking the market price of a Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share.
A Fund’s investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund's NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s NAV is next calculated that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.